Financial Instrument Risk - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Instrument mature period	1 year
Exchange Traded Futures
Derivative Instruments, Gain (Loss) [Line Items]
Gross unrealized gains	1,608,830
Gross unrealized losses	1,567,136
Exchange Traded Futures | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gross unrealized gains	932,551
Gross unrealized losses	990,808
Exchange Traded Futures | SUPERFUND GOLD, L.P.- SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gross unrealized gains	676,279
Gross unrealized losses	576,328
Non exchange traded forwards
Derivative Instruments, Gain (Loss) [Line Items]
Gross unrealized gains	182,189
Gross unrealized losses	101,789
Non exchange traded forwards | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gross unrealized gains	111,557
Gross unrealized losses	60,610
Non exchange traded forwards | SUPERFUND GOLD, L.P.- SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gross unrealized gains	70,632
Gross unrealized losses	41,179